COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE COST EXPENSE

	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Operating lease expense	$156,052	-
Short-term lease expense	39,756	90,575
Total operating lease costs	195,808	90,575
Other information
Operating cash flows used in operating leases	122,160	-
Weighted average remaining lease term (in years)	1.73	-
Weighted average discount rate	5.612%	-

SCHEDULE OF FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2022 is as follows:

June 30, 2022
(Unaudited)
2022 remaining	$146,414
2023	237,111
2024	80,967
464,492
Less: discount on operating lease liabilities	(24,658)
Present value of operating lease liabilities	439,834
Less: Current portion of operating lease liabilities	(281,310)
Non-current portion of operating lease liabilities	158,524

SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments (Unaudited)
	Nature of commitments	Remaining of 2022	2023	2024 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$950,000
2D seismic	(a)	-	846,182	5,288,545
3D seismic	(a)	-	-	2,100,000
Drilling	(b)(c)	-	-	30,000,000
Total commitments - Citarum PSC		$-	$996,182	$38,338,545
Kruh Block KSO				-
Lease commitments	(d)	$1,340,776	$2,836,933	$33,725,160
Production facility		-	-	2,280,000
G&G studies	(a)	-	200,000	1,100,000
2D seismic	(a)	-	1,250,000	-
3D seismic	(a)	1,205,268	-	-
Drilling	(a)(c)	-	3,000,000	18,000,000
Workover		-	144,893	-
Certification		-	250,000	-
Abandonment and Site Restoration	(a)	29,317	58,634	381,124
Total commitments - Kruh KSO		$2,575,361	$7,740,460	$55,486,284
Total Commitments		$2,575,361	$8,736,642	$93,824,829

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)

Lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Right of use assets and lease liabilities for the Company’s operating leases are recorded in the condensed consolidated balance sheet except the short-term lease exemption. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of our operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.